Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES HIGH INCOME BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	May 31, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes High Income Bond Fund, Inc.CLASS A SHARES (TICKER FHIIX)
CLASS C SHARES (TICKER FHICX)
INSTITUTIONAL SHARES (TICKER FHISX)
CLASS R6 SHARES (TICKER FHBRX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED MAY 31, 2022Important Notice Regarding Change in Investment PolicyOn November 10, 2022, the Board of Directors (the “Board”) of Federated Hermes High Income Bond Fund, Inc. (the “Fund”) approved changes to the Fund’s name, investment policies, investment strategies and risks and to add a sub-adviser and additional portfolio management personnel. These changes are subject to review and comment by the Staff of the Securities and Exchange Commission (the “Staff”) and may change because of the Staff’s review. The changes are proposed to be effective on May 26, 2023. Shareholders of the Fund will be informed of changes, if any, following the Staff’s review.1. Effective May 26, 2023, the Fund will change its name to “Federated Hermes Sustainable High Yield Bond Fund, Inc.”2. The Board also approved, as part of the Fund’s name change, a revision to the Fund’s current non-fundamental names rule policy (“Names Rule Policy”) to clarify the Fund’s proposed focus on investing in sustainable lower-rated fixed-income investments. Accordingly, the Fund will replace its current Names Rule Policy under the Summary Prospectus section entitled “What are the Fund’s Main Investment Strategies?”:The Fund’s current non-fundamental Names Rule Policy is:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable lower-rated fixed-income investments.”Effective May 26, 2023, the Fund’s non-fundamental Names Rule Policy will be (emphasis added):“The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainable lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainablelower-rated fixed-income investments.”For the purposes of this policy, the Adviser will consider “sustainable” investments as those that are selected in accordance with its sustainable investment methodology, which is based on a materiality assessment of a company’s carbon intensity and incorporates a proprietary scoring methodology focusing on the overall sustainability credentials of issuers.3. Effective May 26, 2023, in line with its name change and Names Rule Policy change, the Fund will revise its investment strategies.Accordingly, the Fund will replace its current summary investment strategy in its entirety with the following under the section entitled “What are the Fund’s Main Investment Strategies?”:“The Fund pursues its investment objective by investing primarily in a diversified portfolio of sustainable, lower-rated fixed-income investments. These investments include lower-rated corporate bonds (also known as “junk bonds”) which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities). The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) does not target an average maturity for the Fund’s portfolio.The Adviser’s securities selection process includes a focus on sustainable investments and the avoidance of issuers with high environmental, social and governance (“ESG”) risk as determined in accordance with the Adviser’s sustainable investment methodology, which includes a proprietary analysis of a company’s creditworthiness, ESG risks and sustainability credentials.The Adviser assigns an ESG Rating to individual securities based on a proprietary assessment of material ESG risks. The Adviser determines these ratings based on research and due diligence, including a review of information that may be publicly available, company provided and/or from third party sources. The ESG Rating is determined by the Adviser’s view of material risks including: environmental (e.g., temperature alignment, carbon intensity, water usage, waste reduction), social (e.g., human rights, employee rights, health/safety concerns, data privacy), and governance (e.g., management effectiveness and board composition). Additionally, issuers will be evaluated based on their willingness and ability to decarbonize based on the Adviser’s proprietary Climate Change Impact Score (CCI) methodology. These scores are determined by combining a review of data on greenhouse gas emissions, publicly available or company-disclosed information, third-party opinions and engagement with issuers.The Adviser may invest up to 15% of the Fund’s net assets in companies that have not been subject to sustainability analysis. The Fund will generally not purchase securities with ESG Ratings or CCI Scores below certain thresholds deemed by the Adviser to have failed an analysis of sustainability credentials. However, the Fund may purchase a “Green Bond,” “Social Bond” or “Sustainability-Linked Bond” (collectively, “GSS Bonds”) from certain issuers whose securities may otherwise be excluded based on ESG Ratings or CCI Scores.The Adviser will exclude companies that generate greater than 5% of their revenue from the manufacture of tobacco or controversial weapons, or that, in the Adviser’s view, are in violation of the UN Global Compact principles. For purposes of this strategy, examples of controversial weapons include cluster munitions, anti-personnel mines, biological weapons and chemical weapons. The Adviser also targets a lower weighted-average carbon intensity compared to that of the Bloomberg US Corporate High Yield 2% Issuer Capped Index.The Fund may invest in derivative contracts, in particular futures contracts, option contracts and swap contracts, and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainable, lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable, lower-rated fixed-income investments. For the purposes of this policy, the Adviser will consider “sustainable” investments as those that are selected in accordance with its sustainable investment methodology, which is based on a materiality assessment of a company’s carbon intensity and incorporates a proprietary scoring methodology focusing on the overall sustainability credentials of issuers.”4. Effective May 26, 2023, in line with the Fund’s investment strategy changes, the following risk will be added to the section entitled “What are the Main Risks of Investing in the Fund?”“Environmental, Social and Governance Risk. The Adviser considers environmental, social and governance (ESG) issues as part of its security selection process. ESG factors are not the only factors considered by the Adviser and there is no guarantee the companies in which the Fund invests will be considered ESG companies or have high ESG ratings from third-party agencies. Such considerations may fail to produce the intended result, and the Fund may underperform funds that do not have such a strategy.”5. Effective May 26, 2023, please delete the disclosure under the section entitled “Fund Management” in its entirety and replace it with the following:“FUND MANAGEMENTThe Fund’s Investment Adviser is Federated Investment Management Company and the Fund’s Sub-Adviser, an affiliate of the Investment Adviser, is Hermes Investment Management Limited.Kathryn P. Glass, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Thomas Scherr, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Mitch Reznick, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Mark E. Durbiano, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since January of 1987.Steven J. Wagner, Senior Portfolio Manager, has been the Fund’s portfolio manager since May of 2017.”March 7, 2023Federated Hermes High Income Bond Fund, Inc.
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455920 (3/23)© 2023 Federated Hermes, Inc.Federated Hermes High Income Bond Fund, Inc.CLASS A SHARES (TICKER FHIIX)
CLASS C SHARES (TICKER FHICX)
INSTITUTIONAL SHARES (TICKER FHISX)
CLASS R6 SHARES (TICKER FHBRX)SUPPLEMENT TO PROSPECTUS DATED MAY 31, 2022Important Notice Regarding Change in Investment PolicyOn November 10, 2022, the Board of Directors (the “Board”) of Federated Hermes High Income Bond Fund, Inc. (the “Fund”) approved changes to the Fund’s name, investment policies, investment strategies and risks and to add a sub-adviser and additional portfolio management personnel. These changes are subject to review and comment by the Staff of the Securities and Exchange Commission (the “Staff”) and may change because of the Staff’s review. The changes are proposed to be effective on May 26, 2023. Shareholders of the Fund will be informed of changes, if any, following the Staff’s review.1. Effective May 26, 2023, the Fund will change its name to “Federated Hermes Sustainable High Yield Bond Fund, Inc.”2. The Board also approved, as part of the Fund’s name change, a revision to the Fund’s current non-fundamental names rule policy (“Names Rule Policy”) to clarify the Fund’s proposed focus on investing in sustainable lower-rated fixed-income investments. Accordingly, the Fund will replace its current Names Rule Policy under the Summary Prospectus section entitled “What are the Fund’s Main Investment Strategies?”:The Fund’s current non-fundamental Names Rule Policy is:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable lower-rated fixed-income investments.”Effective May 26, 2023, the Fund’s non-fundamental Names Rule Policy will be (emphasis added):“The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainablelower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable lower-rated fixed-income investments.”For the purposes of this policy, the Adviser will consider “sustainable” investments as those that are selected in accordance with its sustainable investment methodology, which is based on a materiality assessment of a company’s carbon intensity and incorporates a proprietary scoring methodology focusing on the overall sustainability credentials of issuers.3. Effective May 26, 2023, in line with its name change and Names Rule Policy change, the Fund will revise its investment strategies.Accordingly, the Fund will replace its current summary investment strategy in its entirety with the following under the section entitled “What are the Fund’s Main Investment Strategies?”:“The Fund pursues its investment objective by investing primarily in a diversified portfolio of sustainable, lower-rated fixed-income investments. These investments include lower-rated corporate bonds (also known as “junk bonds”) which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities). The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) does not target an average maturity for the Fund’s portfolio.The Adviser’s securities selection process includes a focus on sustainable investments and the avoidance of issuers with high environmental, social and governance (“ESG”) risk as determined in accordance with the Adviser’s sustainable investment methodology, which includes a proprietary analysis of a company’s creditworthiness, ESG risks and sustainability credentials.The Adviser assigns an ESG Rating to individual securities based on a proprietary assessment of material ESG risks. The Adviser determines these ratings based on research and due diligence, including a review of information that may be publicly available, company provided and/or from third party sources. The ESG Rating is determined by the Adviser’s view of material risks including: environmental (e.g., temperature alignment, carbon intensity, water usage, waste reduction), social (e.g., human rights, employee rights, health/safety concerns, data privacy), and governance (e.g., management effectiveness and board composition). Additionally, issuers will be evaluated based on their willingness and ability to decarbonize based on the Adviser’s proprietary Climate Change Impact Score (CCI) methodology. These scores are determined by combining a review of data on greenhouse gas emissions, publicly available or company-disclosed information, third-party opinions and engagement with issuers.The Adviser may invest up to 15% of the Fund’s net assets in companies that have not been subject to sustainability analysis. The Fund will generally not purchase securities with ESG Ratings or CCI Scores below certain thresholds deemed by the Adviser to have failed an analysis of sustainability credentials. However, the Fund may purchase a “Green Bond,” “Social Bond” or “Sustainability-Linked Bond” (collectively, “GSS Bonds”) from certain issuers whose securities may otherwise be excluded based on ESG Ratings or CCI Scores.The Adviser will exclude companies that generate greater than 5% of their revenue from the manufacture of tobacco or controversial weapons, or that, in the Adviser’s view, are in violation of the UN Global Compact principles. For purposes of this strategy, examples of controversial weapons include cluster munitions, anti-personnel mines, biological weapons and chemical weapons. The Adviser also targets a lower weighted-average carbon intensity compared to that of the Bloomberg US Corporate High Yield 2% Issuer Capped Index.The Fund may invest in derivative contracts, in particular, futures contracts, option contracts and swap contracts, and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainable, lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable, lower-rated fixed-income investments. For the purposes of this policy, the Adviser will consider “sustainable” investments as those that are selected in accordance with its sustainable investment methodology, which is based on a materiality assessment of a company’s carbon intensity and incorporates a proprietary scoring methodology focusing on the overall sustainability credentials of issuers.”4. Effective May 26, 2023, in line with the Fund’s investment strategy changes, the following risk will be added to the sections entitled “What are the Main Risks of Investing in the Fund?” and “What are the Specific Risks of Investing in the Fund?”“Environmental, Social and Governance Risk. The Adviser considers environmental, social and governance (ESG) issues as part of its security selection process. ESG factors are not the only factors considered by the Adviser and there is no guarantee the companies in which the Fund invests will be considered ESG companies or have high ESG ratings from third-party agencies. Such considerations may fail to produce the intended result, and the Fund may underperform funds that do not have such a strategy.”5. Effective May 26, 2023, please delete the disclosure under the section entitled “Fund Management” in its entirety and replace it with the following:“FUND MANAGEMENTThe Fund’s Investment Adviser is Federated Investment Management Company and the Fund’s Sub-Adviser, an affiliate of the Investment Adviser, is Hermes Investment Management Limited.Kathryn P. Glass, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Thomas Scherr, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Mitch Reznick, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Mark E. Durbiano, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since January of 1987.Steven J. Wagner, Senior Portfolio Manager, has been the Fund’s portfolio manager since May of 2017.”6. Effective May 26, 2023, in line with its name change and Names Rule Policy change, the Fund will revise its full investment strategy in its entirety and replace it with the following under the section entitled “What are the Fund’s Investment Strategies?”:“The Fund’s investment objective is to seek high current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.The Fund pursues its investment objective by investing primarily in a diversified portfolio of sustainable, lower-rated fixed-income investments. These investments include lower-rated corporate bonds (also known as “junk bonds”), which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities). A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.The Fund’s investment adviser’s or sub-adviser’s (as applicable, the “Adviser”) securities selection process includes a focus on sustainable investments and the avoidance of issuers with high environmental, social and governance (“ESG”) risk as determined in accordance with the Adviser’s sustainable investment methodology, which includes a proprietary analysis of a company’s creditworthiness, ESG risks and sustainability credentials.The Adviser assigns an ESG Rating to individual securities based on a proprietary assessment of material ESG risks. The Adviser determines these ratings based on research and due diligence, including a review of information that may be publicly available, company provided and/or from third-party sources. The Adviser may supplement this information through engagement with the issuer and may utilize input from its affiliates, including EOS at Federated Hermes, a stewardship and engagement team, to support the identification of, and engagement with, suitable companies that meet the criteria outlined above and below.The ESG Rating is determined by the Adviser’s view of material risks including: environmental (e.g., temperature alignment, carbon intensity, water usage, waste reduction), social (e.g., human rights, employee rights, health/safety concerns, data privacy), and governance (e.g., management effectiveness and board composition). While the Adviser considers ESG factors when evaluating an issuer, not all ESG factors may be deemed to be material, and those under consideration may be weighted differently according to the individual issuer and sector under review. Additionally, issuers will be evaluated based on their willingness and ability to decarbonize based on the Adviser’s proprietary Climate Change Impact Score (CCI) methodology. These scores are determined by combining a review of data on greenhouse gas emissions, publicly available or company-disclosed information third-party opinions and engagement with issuers. ESG Ratings and CCI Scores are determined at or prior to purchase and will be reviewed at least annually. The Adviser may periodically update its ESG Rating and CCI Score methodologies.The Adviser may invest up to 15% of the Fund’s net assets in companies that have not been subject to sustainability analysis. The Fund will generally not purchase securities with ESG Ratings or CCI Scores below certain thresholds deemed by the Adviser to have failed an analysis of sustainability credentials. The Adviser will seek to divest within a reasonable time period from investments for which the ESG Rating or CCI Score falls below the established thresholds. However, the Fund may purchase a “Green Bond,” “Social Bond” or “Sustainability-Linked Bond” (collectively, “GSS Bonds”) from certain issuers whose securities may otherwise be excluded based on ESG Ratings or CCI Scores. GSS Bond issuers make a commitment to either use the proceeds raised for environmental, social and sustainable projects in the case of use-of-proceeds bonds, or to meet a pre-defined sustainability objective in the case of sustainability-linked bonds.The Adviser will exclude companies that generate greater than 5% of their revenue from the manufacture of tobacco or controversial weapons, or that, in the Adviser’s view, are in violation of the UN Global Compact principles, which represent a set of values that the UN believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, environment and anti-corruption. For purposes of this strategy, examples of controversial weapons include cluster munitions, anti-personnel mines, biological weapons and chemical weapons. The Adviser may rely on information from third parties in the creation of excluded company lists.Once a security has been deemed investable through both the ESG Rating and the CCI Score and after applying the exclusions identified above, the Adviser will select securities based on its bottom-up fundamental research and credit assessment. The Adviser selects securities that it believes have attractive risk-return characteristics. The securities in which the Fund invests have high yields primarily because of the market’s greater uncertainty about the issuer’s ability to make all required interest and principal payments, and therefore about the returns that will in fact be realized by the Fund. The Adviser attempts to select bonds for investment by the Fund which offer high potential returns for the default risks being assumed. The Adviser’s securities selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Adviser’s analysis focuses on the financial condition of the issuing firm together with the issuer’s business and product strength, competitive position and management expertise. Further, the Adviser considers current economic, financial market and industry factors, which may affect the issuer.The Adviser attempts to minimize the Fund’s portfolio credit risk through diversification. The Adviser selects securities to maintain broad portfolio diversification both by company and industry. The Adviser does not target an average maturity for the Fund’s portfolio.The Adviser also targets a lower weighted-average carbon intensity compared to that of the Bloomberg US Corporate High Yield 2% Issuer Capped Index. Carbon intensity values are calculated by a third-party vendor, who may not provide a carbon intensity value for each security in the Fund and the index. For those companies missing carbon intensity data due to lack of disclosure, carbon intensity will be estimated by the Adviser based on the sector mean.The Fund may invest in derivative contracts, in particular, futures contracts, option contracts and swap contracts, and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s). Additionally, by way of example, the Fund may use derivative contracts in an attempt to:◾ increase or decrease the effective duration of the Fund portfolio;◾ obtain premiums from the sale of derivative contracts;◾ realize gains from trading a derivative contract; or◾ hedge against potential losses.There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainable, lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable, lower-rated fixed-income investments. For the purposes of this policy, the Adviser will consider “sustainable” investments as those that are selected in accordance with its sustainable investment methodology, which is based on a materiality assessment of a company’s carbon intensity and incorporates a proprietary scoring methodology focusing on the overall sustainability credentials of issuers.TEMPORARY INVESTMENTSThe Fund may temporarily depart from its principal investment strategies by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect the Fund’s investment returns and/or the ability to achieve the Fund’s investment objectives.”7. Effective May 26, 2023, in line with the Fund’s investment strategy changes, the following will be added to the section entitled “What are the Fund’s Principal Investments?”:“Green Bonds, Social Bonds and Sustainability-Linked Bonds (A Type of Fixed-Income Security)“Green Bonds,” “Social Bonds” and “Sustainability-Linked Bonds” (collectively, “GSS Bonds”) are examples of types of debt instruments issued primarily by governments, companies and municipalities. Most GSS Bonds are referred to as “use of proceeds” bonds such that the issuer has committed to devote the proceeds raised to fund an existing or new ESG or sustainability project or to achieve a pre-defined climate or sustainability objective. Other GSS Bonds may be used to raise funds to assist issuers in meeting certain ESG goals or targets. GSS Bonds are structured similarly to conventional fixed-income securities and, like other fixed-income securities, the structure and risks associated with GSS Bonds will vary depending on the specific issuer and type of fixed-income security involved.”8. Effective May 26, 2023, in the section entitled “What are the Fund’s Principal Investments?” please delete the section entitled “Additional Information Regarding the Security Selection Process.”9. Effective May 26, 2023, in the sections entitled “Who Manages the Fund?” and “Portfolio Management Information” please replace the section in its entirety with the following:“Who Manages the Fund?The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.The address of the Adviser and FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.The Adviser has delegated daily management of some or all of the Fund assets to the Sub-Adviser, Hermes Investment Management Limited, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-Adviser manages. The Sub-Adviser’s address is Sixth Floor, 150 Cheapside, London EC2V 6ET, England. The Sub-Adviser is a wholly owned subsidiary of Federated Hermes Limited (formerly, Hermes Fund Managers Limited (FHL)), which is a 100% indirect, wholly owned subsidiary of Federated Hermes, Inc.The Adviser, Sub-Adviser and other advisory subsidiaries of Federated Hermes combined, advise approximately 102 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $668.9 billion as of December 31, 2022. Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with nearly 2,000 employees. Federated Hermes provides investment products to more than 11,000 investment professionals and institutions.The Adviser advises approximately 73 registered investment companies and also manages sub-advised funds. The Adviser’s assets under management totaled approximately $399.6 billion as of December 31, 2022.The Sub-Adviser advises approximately five registered investment companies and also manages differentiated strategies in high-active share equities, credit and private markets, including real estate, infrastructure, private debt and private equity (including non-U.S./offshore funds). The Sub-Adviser’s assets under management totaled approximately $48.2 billion (£39.9 billion) as of December 31, 2022. All asset information is reported as of December 31, 2022 and converted using December 31, 2022 exchange rates.PORTFOLIO MANAGEMENT INFORMATIONKathryn P. GlassKathryn P. Glass, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Ms. Glass is responsible for day-to-day management of the Fund focusing on asset allocation, security selection and ESG risk factor integration. She has been with the Adviser or an affiliate since 1999; has worked in investment management since 1999; has managed investment portfolios since 2014. Education: B.A., University of Pittsburgh; M.A., Cornell University; M.S.I.A., Carnegie Mellon University.Thomas ScherrThomas Scherr, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Mr. Scherr is responsible for day-to-day management of the Fund focusing on asset allocation, security selection and ESG risk factor integration. He has been with the Adviser or an affiliate since 2006; has worked in investment management since 2006; has managed investment portfolios since 2014. Education: B.S., Lehigh University; M.B.A., Carnegie Mellon University.Mitch ReznickMitch Reznick, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Mr. Reznick is Head of Sustainable Fixed Income. He is responsible for providing research and advice on the sustainable investment strategy for the Fund. He has been with the Adviser or an affiliate since 2010 as Head of Research on the Hermes Credit team. Education: MIA, Columbia University; B.A., Pitzer College.Mark E. DurbianoMark E. Durbiano, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since January of 1987.Mr. Durbiano is Head of the Domestic High Yield Group and Head of the Bond Sector Pod/Committee. He is responsible for overseeing the macro strategy of the Fund and general team oversight. He has been with the Adviser or an affiliate since 1982; has worked in investment management since 1982; has managed investment portfolios since 1984. Education: B.A., Dickinson College; M.B.A., University of Pittsburgh.Steven J. WagnerSteven J. Wagner, Senior Portfolio Manager, has been the Fund’s portfolio manager since May of 2017.Mr. Wagner is responsible for providing research and advice on security selection. He has been with the Adviser or an affiliate since 1997; has worked in investment management since 1997; has managed investment portfolios since 2011. Education: B.S., Boston College; M.B.A., University of Pittsburgh.The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, management of other accounts and ownership of securities in the Fund.”March 7, 2023Federated Hermes High Income Bond Fund, Inc.
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455918 (3/23)© 2023 Federated Hermes, Inc.Federated Hermes High Income Bond Fund, Inc.CLASS A SHARES (TICKER FHIIX)
CLASS C SHARES (TICKER FHICX)
INSTITUTIONAL SHARES (TICKER FHISX)
CLASS R6 SHARES (TICKER FHBRX)SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2022Important Notice Regarding Change in Investment PolicyOn November 10, 2022, the Board of Directors (the “Board”) of Federated Hermes High Income Bond Fund, Inc. (the “Fund”) approved changes to the Fund’s name, investment policies, investment strategies and risks and to add a sub-adviser and additional portfolio management personnel. These changes are subject to review and comment by the Staff of the Securities and Exchange Commission (the “Staff”) and may change because of the Staff’s review. The changes are proposed to be effective on May 26, 2023. Shareholders of the Fund will be informed of changes, if any, following the Staff’s review.1. Effective May 26, 2023, the Fund will change its name to “Federated Hermes Sustainable High Yield Bond Fund, Inc.”2. The Board also approved, as part of the Fund’s name change, a revision to the Fund’s current non-fundamental names rule policy (“Names Rule Policy”) to clarify the Fund’s proposed focus on investing in sustainable lower-rated fixed-income investments. Accordingly, the Fund will replace its current Names Rule Policy in its entirety with the following under the section entitled “Non-Fundamental Names Rule Policy” under “Investment Objective (and Policies) and Investment Limitations”:The Fund’s current non-fundamental Names Rule Policy is:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable lower-rated fixed-income investments.”Effective May 26, 2023, the Fund’s non-fundamental Names Rule Policy will be (emphasis added):“The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainablelower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable lower-rated fixed-income investments.”For the purposes of this policy, the Adviser will consider “sustainable” investments as those that are selected in accordance with its sustainable investment methodology, which is based on a materiality assessment of a company’s carbon intensity and incorporates a proprietary scoring methodology focusing on the overall sustainability credentials of issuers.3. Effective May 26, 2023, the following disclosure will replace the heading and first paragraph under the section entitled “Investment Adviser”:“INVESTMENT ADVISER AND SUB-ADVISERFederated Investment Management Company, as the investment adviser, is responsible for the supervision of the sub-adviser’s services to the Fund and, subject to general oversight of the Board, manages and supervises the investment operations and business affairs of the Fund. Hermes Investment Management, as the sub-adviser, conducts investment research and makes investment decisions for the Fund, subject to the supervision of Federated Investment Management Company.”4. Effective May 26, 2023, please add the following under “Portfolio Manager Information” immediately before the disclosure for Mr. Mark Durbiano. The following disclosure is as of December 31, 2022:Kathryn P. Glass, Portfolio ManagerTypes of Accounts Managed by Kathryn P. GlassTotal Number of Additional Accounts Managed/Total Assets*Registered Investment Companies1/$123.5 millionOther Pooled Investment Vehicles0/0Other Accounts3/$19.4 million*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Kathryn P. Glass is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund’s benchmark (i.e., Bloomberg US Corporate High Yield 2% Issuer Capped Index) and versus the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.As noted above, Ms. Glass is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the fund or other accounts for which Ms. Glass is responsible when her compensation is calculated may be equal or can vary.For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is lesser than or equal to the weighting assigned to certain other accounts, and is greater than or equal to the weighting assigned to certain other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Ms. Glass’s IPP score is based on the performance of the accounts for which she provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Fund, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various products managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Fund or other accounts for which the portfolio manager is responsible in calculating the portfolio manager’s compensation), and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.Mitch Reznick, Portfolio ManagerTypes of Accounts Managedby Mitch ReznickTotal Number of AdditionalAccounts Managed/Total Assets*Registered Investment Companies0/$0Other Pooled Investment Vehicles1/$876.9 millionOther Accounts0/$0*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Mitch Reznick is paid a competitive fixed base salary and a discretionary annual incentive. The annual incentive amount is determined by considering investment performance of all products managed, as well as the individual’s performance. Any other factors deemed relevant may also be considered (and may be adjusted periodically). The bonus pool is calculated at an aggregate firm-wide level.A portion of Mr. Reznick’s annual incentive may be treated as deferred compensation. The deferral period is three years. At least 50% of the deferred component of Mr. Reznick’s bonus is notionally co-invested in the strategies that he manages. The percentage deferred may exceed 50% if the total combined annual incentive reaches certain levels.Additionally, Hermes has established a long-term incentive plan that allows participants to benefit from ownership of restricted Hermes shares, held by an employee benefit trust, in the business. Award holders are eligible to receive dividends from the first year of award. Participants are proposed by the Executive Committee based on a range of factors and approved by the Remuneration Committee, which oversees the scheme.Through focusing on long-term awards, our incentive pay strategies encourage investment managers to act like long-term shareholders and support our performance and partnership culture to create a sustainable business, discouraging excessive or concentrated risk taking and avoids conflicts of interest.Individual and organizational performance is transparently and rigorously assessed against a combination of financial(multi-year) and non-financial targets in order to determine appropriate total compensation.Thomas Scherr, Portfolio ManagerTypes of Accounts Managedby Thomas ScherrTotal Number of Additional AccountsManaged/Total Assets*Additional Accounts/Assets Managedthat are Subject to Advisory FeeBased on Account PerformanceRegistered Investment Companies0/$00/$0Other Pooled Investment Vehicles1/$196.0 million0/$0Other Accounts1/$707.3 million1/$83.2 million*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Thomas Scherr is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio managers’ experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund’s benchmark (i.e., Bloomberg US Corporate High Yield 2% Issuer Capped) and versus the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.As noted above, Mr. Scherr is also a portfolio manager for other accounts. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other accounts for which they are responsible when their compensation is calculated may be equal or can vary. A portion of the IPP score is based on Federated Hermes’ senior management’s assessment of team contributions.For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is greater than or equal to the weighting assigned to other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Mr. Scherr’s IPP score is based on the performance of the accounts for which she provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Fund, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various products managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Fund or other accounts for which the portfolio manager is responsible in calculating the portfolio manager’s compensation), and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.March 7, 2023Federated Hermes High Income Bond Fund, Inc.
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455919 (3/23)© 2023 Federated Hermes, Inc.
Federated Hermes High Income Bond Fund Inc.
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes High Income Bond Fund, Inc.CLASS A SHARES (TICKER FHIIX)
CLASS C SHARES (TICKER FHICX)
INSTITUTIONAL SHARES (TICKER FHISX)
CLASS R6 SHARES (TICKER FHBRX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED MAY 31, 2022Important Notice Regarding Change in Investment PolicyOn November 10, 2022, the Board of Directors (the “Board”) of Federated Hermes High Income Bond Fund, Inc. (the “Fund”) approved changes to the Fund’s name, investment policies, investment strategies and risks and to add a sub-adviser and additional portfolio management personnel. These changes are subject to review and comment by the Staff of the Securities and Exchange Commission (the “Staff”) and may change because of the Staff’s review. The changes are proposed to be effective on May 26, 2023. Shareholders of the Fund will be informed of changes, if any, following the Staff’s review.1. Effective May 26, 2023, the Fund will change its name to “Federated Hermes Sustainable High Yield Bond Fund, Inc.”2. The Board also approved, as part of the Fund’s name change, a revision to the Fund’s current non-fundamental names rule policy (“Names Rule Policy”) to clarify the Fund’s proposed focus on investing in sustainable lower-rated fixed-income investments. Accordingly, the Fund will replace its current Names Rule Policy under the Summary Prospectus section entitled “What are the Fund’s Main Investment Strategies?”:The Fund’s current non-fundamental Names Rule Policy is:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable lower-rated fixed-income investments.”Effective May 26, 2023, the Fund’s non-fundamental Names Rule Policy will be (emphasis added):“The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainable lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainablelower-rated fixed-income investments.”For the purposes of this policy, the Adviser will consider “sustainable” investments as those that are selected in accordance with its sustainable investment methodology, which is based on a materiality assessment of a company’s carbon intensity and incorporates a proprietary scoring methodology focusing on the overall sustainability credentials of issuers.3. Effective May 26, 2023, in line with its name change and Names Rule Policy change, the Fund will revise its investment strategies.Accordingly, the Fund will replace its current summary investment strategy in its entirety with the following under the section entitled “What are the Fund’s Main Investment Strategies?”:“The Fund pursues its investment objective by investing primarily in a diversified portfolio of sustainable, lower-rated fixed-income investments. These investments include lower-rated corporate bonds (also known as “junk bonds”) which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities). The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) does not target an average maturity for the Fund’s portfolio.The Adviser’s securities selection process includes a focus on sustainable investments and the avoidance of issuers with high environmental, social and governance (“ESG”) risk as determined in accordance with the Adviser’s sustainable investment methodology, which includes a proprietary analysis of a company’s creditworthiness, ESG risks and sustainability credentials.The Adviser assigns an ESG Rating to individual securities based on a proprietary assessment of material ESG risks. The Adviser determines these ratings based on research and due diligence, including a review of information that may be publicly available, company provided and/or from third party sources. The ESG Rating is determined by the Adviser’s view of material risks including: environmental (e.g., temperature alignment, carbon intensity, water usage, waste reduction), social (e.g., human rights, employee rights, health/safety concerns, data privacy), and governance (e.g., management effectiveness and board composition). Additionally, issuers will be evaluated based on their willingness and ability to decarbonize based on the Adviser’s proprietary Climate Change Impact Score (CCI) methodology. These scores are determined by combining a review of data on greenhouse gas emissions, publicly available or company-disclosed information, third-party opinions and engagement with issuers.The Adviser may invest up to 15% of the Fund’s net assets in companies that have not been subject to sustainability analysis. The Fund will generally not purchase securities with ESG Ratings or CCI Scores below certain thresholds deemed by the Adviser to have failed an analysis of sustainability credentials. However, the Fund may purchase a “Green Bond,” “Social Bond” or “Sustainability-Linked Bond” (collectively, “GSS Bonds”) from certain issuers whose securities may otherwise be excluded based on ESG Ratings or CCI Scores.The Adviser will exclude companies that generate greater than 5% of their revenue from the manufacture of tobacco or controversial weapons, or that, in the Adviser’s view, are in violation of the UN Global Compact principles. For purposes of this strategy, examples of controversial weapons include cluster munitions, anti-personnel mines, biological weapons and chemical weapons. The Adviser also targets a lower weighted-average carbon intensity compared to that of the Bloomberg US Corporate High Yield 2% Issuer Capped Index.The Fund may invest in derivative contracts, in particular futures contracts, option contracts and swap contracts, and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainable, lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable, lower-rated fixed-income investments. For the purposes of this policy, the Adviser will consider “sustainable” investments as those that are selected in accordance with its sustainable investment methodology, which is based on a materiality assessment of a company’s carbon intensity and incorporates a proprietary scoring methodology focusing on the overall sustainability credentials of issuers.”4. Effective May 26, 2023, in line with the Fund’s investment strategy changes, the following risk will be added to the section entitled “What are the Main Risks of Investing in the Fund?”“Environmental, Social and Governance Risk. The Adviser considers environmental, social and governance (ESG) issues as part of its security selection process. ESG factors are not the only factors considered by the Adviser and there is no guarantee the companies in which the Fund invests will be considered ESG companies or have high ESG ratings from third-party agencies. Such considerations may fail to produce the intended result, and the Fund may underperform funds that do not have such a strategy.”5. Effective May 26, 2023, please delete the disclosure under the section entitled “Fund Management” in its entirety and replace it with the following:“FUND MANAGEMENTThe Fund’s Investment Adviser is Federated Investment Management Company and the Fund’s Sub-Adviser, an affiliate of the Investment Adviser, is Hermes Investment Management Limited.Kathryn P. Glass, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Thomas Scherr, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Mitch Reznick, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Mark E. Durbiano, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since January of 1987.Steven J. Wagner, Senior Portfolio Manager, has been the Fund’s portfolio manager since May of 2017.”March 7, 2023Federated Hermes High Income Bond Fund, Inc.
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455920 (3/23)© 2023 Federated Hermes, Inc.Federated Hermes High Income Bond Fund, Inc.CLASS A SHARES (TICKER FHIIX)
CLASS C SHARES (TICKER FHICX)
INSTITUTIONAL SHARES (TICKER FHISX)
CLASS R6 SHARES (TICKER FHBRX)SUPPLEMENT TO PROSPECTUS DATED MAY 31, 2022Important Notice Regarding Change in Investment PolicyOn November 10, 2022, the Board of Directors (the “Board”) of Federated Hermes High Income Bond Fund, Inc. (the “Fund”) approved changes to the Fund’s name, investment policies, investment strategies and risks and to add a sub-adviser and additional portfolio management personnel. These changes are subject to review and comment by the Staff of the Securities and Exchange Commission (the “Staff”) and may change because of the Staff’s review. The changes are proposed to be effective on May 26, 2023. Shareholders of the Fund will be informed of changes, if any, following the Staff’s review.1. Effective May 26, 2023, the Fund will change its name to “Federated Hermes Sustainable High Yield Bond Fund, Inc.”2. The Board also approved, as part of the Fund’s name change, a revision to the Fund’s current non-fundamental names rule policy (“Names Rule Policy”) to clarify the Fund’s proposed focus on investing in sustainable lower-rated fixed-income investments. Accordingly, the Fund will replace its current Names Rule Policy under the Summary Prospectus section entitled “What are the Fund’s Main Investment Strategies?”:The Fund’s current non-fundamental Names Rule Policy is:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable lower-rated fixed-income investments.”Effective May 26, 2023, the Fund’s non-fundamental Names Rule Policy will be (emphasis added):“The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainablelower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable lower-rated fixed-income investments.”For the purposes of this policy, the Adviser will consider “sustainable” investments as those that are selected in accordance with its sustainable investment methodology, which is based on a materiality assessment of a company’s carbon intensity and incorporates a proprietary scoring methodology focusing on the overall sustainability credentials of issuers.3. Effective May 26, 2023, in line with its name change and Names Rule Policy change, the Fund will revise its investment strategies.Accordingly, the Fund will replace its current summary investment strategy in its entirety with the following under the section entitled “What are the Fund’s Main Investment Strategies?”:“The Fund pursues its investment objective by investing primarily in a diversified portfolio of sustainable, lower-rated fixed-income investments. These investments include lower-rated corporate bonds (also known as “junk bonds”) which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities). The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) does not target an average maturity for the Fund’s portfolio.The Adviser’s securities selection process includes a focus on sustainable investments and the avoidance of issuers with high environmental, social and governance (“ESG”) risk as determined in accordance with the Adviser’s sustainable investment methodology, which includes a proprietary analysis of a company’s creditworthiness, ESG risks and sustainability credentials.The Adviser assigns an ESG Rating to individual securities based on a proprietary assessment of material ESG risks. The Adviser determines these ratings based on research and due diligence, including a review of information that may be publicly available, company provided and/or from third party sources. The ESG Rating is determined by the Adviser’s view of material risks including: environmental (e.g., temperature alignment, carbon intensity, water usage, waste reduction), social (e.g., human rights, employee rights, health/safety concerns, data privacy), and governance (e.g., management effectiveness and board composition). Additionally, issuers will be evaluated based on their willingness and ability to decarbonize based on the Adviser’s proprietary Climate Change Impact Score (CCI) methodology. These scores are determined by combining a review of data on greenhouse gas emissions, publicly available or company-disclosed information, third-party opinions and engagement with issuers.The Adviser may invest up to 15% of the Fund’s net assets in companies that have not been subject to sustainability analysis. The Fund will generally not purchase securities with ESG Ratings or CCI Scores below certain thresholds deemed by the Adviser to have failed an analysis of sustainability credentials. However, the Fund may purchase a “Green Bond,” “Social Bond” or “Sustainability-Linked Bond” (collectively, “GSS Bonds”) from certain issuers whose securities may otherwise be excluded based on ESG Ratings or CCI Scores.The Adviser will exclude companies that generate greater than 5% of their revenue from the manufacture of tobacco or controversial weapons, or that, in the Adviser’s view, are in violation of the UN Global Compact principles. For purposes of this strategy, examples of controversial weapons include cluster munitions, anti-personnel mines, biological weapons and chemical weapons. The Adviser also targets a lower weighted-average carbon intensity compared to that of the Bloomberg US Corporate High Yield 2% Issuer Capped Index.The Fund may invest in derivative contracts, in particular, futures contracts, option contracts and swap contracts, and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainable, lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable, lower-rated fixed-income investments. For the purposes of this policy, the Adviser will consider “sustainable” investments as those that are selected in accordance with its sustainable investment methodology, which is based on a materiality assessment of a company’s carbon intensity and incorporates a proprietary scoring methodology focusing on the overall sustainability credentials of issuers.”4. Effective May 26, 2023, in line with the Fund’s investment strategy changes, the following risk will be added to the sections entitled “What are the Main Risks of Investing in the Fund?” and “What are the Specific Risks of Investing in the Fund?”“Environmental, Social and Governance Risk. The Adviser considers environmental, social and governance (ESG) issues as part of its security selection process. ESG factors are not the only factors considered by the Adviser and there is no guarantee the companies in which the Fund invests will be considered ESG companies or have high ESG ratings from third-party agencies. Such considerations may fail to produce the intended result, and the Fund may underperform funds that do not have such a strategy.”5. Effective May 26, 2023, please delete the disclosure under the section entitled “Fund Management” in its entirety and replace it with the following:“FUND MANAGEMENTThe Fund’s Investment Adviser is Federated Investment Management Company and the Fund’s Sub-Adviser, an affiliate of the Investment Adviser, is Hermes Investment Management Limited.Kathryn P. Glass, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Thomas Scherr, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Mitch Reznick, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Mark E. Durbiano, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since January of 1987.Steven J. Wagner, Senior Portfolio Manager, has been the Fund’s portfolio manager since May of 2017.”6. Effective May 26, 2023, in line with its name change and Names Rule Policy change, the Fund will revise its full investment strategy in its entirety and replace it with the following under the section entitled “What are the Fund’s Investment Strategies?”:“The Fund’s investment objective is to seek high current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.The Fund pursues its investment objective by investing primarily in a diversified portfolio of sustainable, lower-rated fixed-income investments. These investments include lower-rated corporate bonds (also known as “junk bonds”), which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities). A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.The Fund’s investment adviser’s or sub-adviser’s (as applicable, the “Adviser”) securities selection process includes a focus on sustainable investments and the avoidance of issuers with high environmental, social and governance (“ESG”) risk as determined in accordance with the Adviser’s sustainable investment methodology, which includes a proprietary analysis of a company’s creditworthiness, ESG risks and sustainability credentials.The Adviser assigns an ESG Rating to individual securities based on a proprietary assessment of material ESG risks. The Adviser determines these ratings based on research and due diligence, including a review of information that may be publicly available, company provided and/or from third-party sources. The Adviser may supplement this information through engagement with the issuer and may utilize input from its affiliates, including EOS at Federated Hermes, a stewardship and engagement team, to support the identification of, and engagement with, suitable companies that meet the criteria outlined above and below.The ESG Rating is determined by the Adviser’s view of material risks including: environmental (e.g., temperature alignment, carbon intensity, water usage, waste reduction), social (e.g., human rights, employee rights, health/safety concerns, data privacy), and governance (e.g., management effectiveness and board composition). While the Adviser considers ESG factors when evaluating an issuer, not all ESG factors may be deemed to be material, and those under consideration may be weighted differently according to the individual issuer and sector under review. Additionally, issuers will be evaluated based on their willingness and ability to decarbonize based on the Adviser’s proprietary Climate Change Impact Score (CCI) methodology. These scores are determined by combining a review of data on greenhouse gas emissions, publicly available or company-disclosed information third-party opinions and engagement with issuers. ESG Ratings and CCI Scores are determined at or prior to purchase and will be reviewed at least annually. The Adviser may periodically update its ESG Rating and CCI Score methodologies.The Adviser may invest up to 15% of the Fund’s net assets in companies that have not been subject to sustainability analysis. The Fund will generally not purchase securities with ESG Ratings or CCI Scores below certain thresholds deemed by the Adviser to have failed an analysis of sustainability credentials. The Adviser will seek to divest within a reasonable time period from investments for which the ESG Rating or CCI Score falls below the established thresholds. However, the Fund may purchase a “Green Bond,” “Social Bond” or “Sustainability-Linked Bond” (collectively, “GSS Bonds”) from certain issuers whose securities may otherwise be excluded based on ESG Ratings or CCI Scores. GSS Bond issuers make a commitment to either use the proceeds raised for environmental, social and sustainable projects in the case of use-of-proceeds bonds, or to meet a pre-defined sustainability objective in the case of sustainability-linked bonds.The Adviser will exclude companies that generate greater than 5% of their revenue from the manufacture of tobacco or controversial weapons, or that, in the Adviser’s view, are in violation of the UN Global Compact principles, which represent a set of values that the UN believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, environment and anti-corruption. For purposes of this strategy, examples of controversial weapons include cluster munitions, anti-personnel mines, biological weapons and chemical weapons. The Adviser may rely on information from third parties in the creation of excluded company lists.Once a security has been deemed investable through both the ESG Rating and the CCI Score and after applying the exclusions identified above, the Adviser will select securities based on its bottom-up fundamental research and credit assessment. The Adviser selects securities that it believes have attractive risk-return characteristics. The securities in which the Fund invests have high yields primarily because of the market’s greater uncertainty about the issuer’s ability to make all required interest and principal payments, and therefore about the returns that will in fact be realized by the Fund. The Adviser attempts to select bonds for investment by the Fund which offer high potential returns for the default risks being assumed. The Adviser’s securities selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Adviser’s analysis focuses on the financial condition of the issuing firm together with the issuer’s business and product strength, competitive position and management expertise. Further, the Adviser considers current economic, financial market and industry factors, which may affect the issuer.The Adviser attempts to minimize the Fund’s portfolio credit risk through diversification. The Adviser selects securities to maintain broad portfolio diversification both by company and industry. The Adviser does not target an average maturity for the Fund’s portfolio.The Adviser also targets a lower weighted-average carbon intensity compared to that of the Bloomberg US Corporate High Yield 2% Issuer Capped Index. Carbon intensity values are calculated by a third-party vendor, who may not provide a carbon intensity value for each security in the Fund and the index. For those companies missing carbon intensity data due to lack of disclosure, carbon intensity will be estimated by the Adviser based on the sector mean.The Fund may invest in derivative contracts, in particular, futures contracts, option contracts and swap contracts, and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s). Additionally, by way of example, the Fund may use derivative contracts in an attempt to:◾ increase or decrease the effective duration of the Fund portfolio;◾ obtain premiums from the sale of derivative contracts;◾ realize gains from trading a derivative contract; or◾ hedge against potential losses.There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainable, lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable, lower-rated fixed-income investments. For the purposes of this policy, the Adviser will consider “sustainable” investments as those that are selected in accordance with its sustainable investment methodology, which is based on a materiality assessment of a company’s carbon intensity and incorporates a proprietary scoring methodology focusing on the overall sustainability credentials of issuers.TEMPORARY INVESTMENTSThe Fund may temporarily depart from its principal investment strategies by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect the Fund’s investment returns and/or the ability to achieve the Fund’s investment objectives.”7. Effective May 26, 2023, in line with the Fund’s investment strategy changes, the following will be added to the section entitled “What are the Fund’s Principal Investments?”:“Green Bonds, Social Bonds and Sustainability-Linked Bonds (A Type of Fixed-Income Security)“Green Bonds,” “Social Bonds” and “Sustainability-Linked Bonds” (collectively, “GSS Bonds”) are examples of types of debt instruments issued primarily by governments, companies and municipalities. Most GSS Bonds are referred to as “use of proceeds” bonds such that the issuer has committed to devote the proceeds raised to fund an existing or new ESG or sustainability project or to achieve a pre-defined climate or sustainability objective. Other GSS Bonds may be used to raise funds to assist issuers in meeting certain ESG goals or targets. GSS Bonds are structured similarly to conventional fixed-income securities and, like other fixed-income securities, the structure and risks associated with GSS Bonds will vary depending on the specific issuer and type of fixed-income security involved.”8. Effective May 26, 2023, in the section entitled “What are the Fund’s Principal Investments?” please delete the section entitled “Additional Information Regarding the Security Selection Process.”9. Effective May 26, 2023, in the sections entitled “Who Manages the Fund?” and “Portfolio Management Information” please replace the section in its entirety with the following:“Who Manages the Fund?The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.The address of the Adviser and FASC is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.The Adviser has delegated daily management of some or all of the Fund assets to the Sub-Adviser, Hermes Investment Management Limited, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-Adviser manages. The Sub-Adviser’s address is Sixth Floor, 150 Cheapside, London EC2V 6ET, England. The Sub-Adviser is a wholly owned subsidiary of Federated Hermes Limited (formerly, Hermes Fund Managers Limited (FHL)), which is a 100% indirect, wholly owned subsidiary of Federated Hermes, Inc.The Adviser, Sub-Adviser and other advisory subsidiaries of Federated Hermes combined, advise approximately 102 registered investment companies spanning equity, fixed-income and money market mutual funds and also manage a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds). Federated Hermes’ assets under management totaled approximately $668.9 billion as of December 31, 2022. Federated Hermes was established in 1955 as Federated Investors, Inc. and is one of the largest investment managers in the United States with nearly 2,000 employees. Federated Hermes provides investment products to more than 11,000 investment professionals and institutions.The Adviser advises approximately 73 registered investment companies and also manages sub-advised funds. The Adviser’s assets under management totaled approximately $399.6 billion as of December 31, 2022.The Sub-Adviser advises approximately five registered investment companies and also manages differentiated strategies in high-active share equities, credit and private markets, including real estate, infrastructure, private debt and private equity (including non-U.S./offshore funds). The Sub-Adviser’s assets under management totaled approximately $48.2 billion (£39.9 billion) as of December 31, 2022. All asset information is reported as of December 31, 2022 and converted using December 31, 2022 exchange rates.PORTFOLIO MANAGEMENT INFORMATIONKathryn P. GlassKathryn P. Glass, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Ms. Glass is responsible for day-to-day management of the Fund focusing on asset allocation, security selection and ESG risk factor integration. She has been with the Adviser or an affiliate since 1999; has worked in investment management since 1999; has managed investment portfolios since 2014. Education: B.A., University of Pittsburgh; M.A., Cornell University; M.S.I.A., Carnegie Mellon University.Thomas ScherrThomas Scherr, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Mr. Scherr is responsible for day-to-day management of the Fund focusing on asset allocation, security selection and ESG risk factor integration. He has been with the Adviser or an affiliate since 2006; has worked in investment management since 2006; has managed investment portfolios since 2014. Education: B.S., Lehigh University; M.B.A., Carnegie Mellon University.Mitch ReznickMitch Reznick, CFA, Portfolio Manager, has been the Fund’s portfolio manager since May of 2023.Mr. Reznick is Head of Sustainable Fixed Income. He is responsible for providing research and advice on the sustainable investment strategy for the Fund. He has been with the Adviser or an affiliate since 2010 as Head of Research on the Hermes Credit team. Education: MIA, Columbia University; B.A., Pitzer College.Mark E. DurbianoMark E. Durbiano, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since January of 1987.Mr. Durbiano is Head of the Domestic High Yield Group and Head of the Bond Sector Pod/Committee. He is responsible for overseeing the macro strategy of the Fund and general team oversight. He has been with the Adviser or an affiliate since 1982; has worked in investment management since 1982; has managed investment portfolios since 1984. Education: B.A., Dickinson College; M.B.A., University of Pittsburgh.Steven J. WagnerSteven J. Wagner, Senior Portfolio Manager, has been the Fund’s portfolio manager since May of 2017.Mr. Wagner is responsible for providing research and advice on security selection. He has been with the Adviser or an affiliate since 1997; has worked in investment management since 1997; has managed investment portfolios since 2011. Education: B.S., Boston College; M.B.A., University of Pittsburgh.The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, management of other accounts and ownership of securities in the Fund.”March 7, 2023Federated Hermes High Income Bond Fund, Inc.
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455918 (3/23)© 2023 Federated Hermes, Inc.Federated Hermes High Income Bond Fund, Inc.CLASS A SHARES (TICKER FHIIX)
CLASS C SHARES (TICKER FHICX)
INSTITUTIONAL SHARES (TICKER FHISX)
CLASS R6 SHARES (TICKER FHBRX)SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2022Important Notice Regarding Change in Investment PolicyOn November 10, 2022, the Board of Directors (the “Board”) of Federated Hermes High Income Bond Fund, Inc. (the “Fund”) approved changes to the Fund’s name, investment policies, investment strategies and risks and to add a sub-adviser and additional portfolio management personnel. These changes are subject to review and comment by the Staff of the Securities and Exchange Commission (the “Staff”) and may change because of the Staff’s review. The changes are proposed to be effective on May 26, 2023. Shareholders of the Fund will be informed of changes, if any, following the Staff’s review.1. Effective May 26, 2023, the Fund will change its name to “Federated Hermes Sustainable High Yield Bond Fund, Inc.”2. The Board also approved, as part of the Fund’s name change, a revision to the Fund’s current non-fundamental names rule policy (“Names Rule Policy”) to clarify the Fund’s proposed focus on investing in sustainable lower-rated fixed-income investments. Accordingly, the Fund will replace its current Names Rule Policy in its entirety with the following under the section entitled “Non-Fundamental Names Rule Policy” under “Investment Objective (and Policies) and Investment Limitations”:The Fund’s current non-fundamental Names Rule Policy is:“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable lower-rated fixed-income investments.”Effective May 26, 2023, the Fund’s non-fundamental Names Rule Policy will be (emphasis added):“The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainablelower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in sustainable lower-rated fixed-income investments.”For the purposes of this policy, the Adviser will consider “sustainable” investments as those that are selected in accordance with its sustainable investment methodology, which is based on a materiality assessment of a company’s carbon intensity and incorporates a proprietary scoring methodology focusing on the overall sustainability credentials of issuers.3. Effective May 26, 2023, the following disclosure will replace the heading and first paragraph under the section entitled “Investment Adviser”:“INVESTMENT ADVISER AND SUB-ADVISERFederated Investment Management Company, as the investment adviser, is responsible for the supervision of the sub-adviser’s services to the Fund and, subject to general oversight of the Board, manages and supervises the investment operations and business affairs of the Fund. Hermes Investment Management, as the sub-adviser, conducts investment research and makes investment decisions for the Fund, subject to the supervision of Federated Investment Management Company.”4. Effective May 26, 2023, please add the following under “Portfolio Manager Information” immediately before the disclosure for Mr. Mark Durbiano. The following disclosure is as of December 31, 2022:Kathryn P. Glass, Portfolio ManagerTypes of Accounts Managed by Kathryn P. GlassTotal Number of Additional Accounts Managed/Total Assets*Registered Investment Companies1/$123.5 millionOther Pooled Investment Vehicles0/0Other Accounts3/$19.4 million*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Kathryn P. Glass is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund’s benchmark (i.e., Bloomberg US Corporate High Yield 2% Issuer Capped Index) and versus the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.As noted above, Ms. Glass is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the fund or other accounts for which Ms. Glass is responsible when her compensation is calculated may be equal or can vary.For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is lesser than or equal to the weighting assigned to certain other accounts, and is greater than or equal to the weighting assigned to certain other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Ms. Glass’s IPP score is based on the performance of the accounts for which she provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Fund, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various products managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Fund or other accounts for which the portfolio manager is responsible in calculating the portfolio manager’s compensation), and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.Mitch Reznick, Portfolio ManagerTypes of Accounts Managedby Mitch ReznickTotal Number of AdditionalAccounts Managed/Total Assets*Registered Investment Companies0/$0Other Pooled Investment Vehicles1/$876.9 millionOther Accounts0/$0*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Mitch Reznick is paid a competitive fixed base salary and a discretionary annual incentive. The annual incentive amount is determined by considering investment performance of all products managed, as well as the individual’s performance. Any other factors deemed relevant may also be considered (and may be adjusted periodically). The bonus pool is calculated at an aggregate firm-wide level.A portion of Mr. Reznick’s annual incentive may be treated as deferred compensation. The deferral period is three years. At least 50% of the deferred component of Mr. Reznick’s bonus is notionally co-invested in the strategies that he manages. The percentage deferred may exceed 50% if the total combined annual incentive reaches certain levels.Additionally, Hermes has established a long-term incentive plan that allows participants to benefit from ownership of restricted Hermes shares, held by an employee benefit trust, in the business. Award holders are eligible to receive dividends from the first year of award. Participants are proposed by the Executive Committee based on a range of factors and approved by the Remuneration Committee, which oversees the scheme.Through focusing on long-term awards, our incentive pay strategies encourage investment managers to act like long-term shareholders and support our performance and partnership culture to create a sustainable business, discouraging excessive or concentrated risk taking and avoids conflicts of interest.Individual and organizational performance is transparently and rigorously assessed against a combination of financial(multi-year) and non-financial targets in order to determine appropriate total compensation.Thomas Scherr, Portfolio ManagerTypes of Accounts Managedby Thomas ScherrTotal Number of Additional AccountsManaged/Total Assets*Additional Accounts/Assets Managedthat are Subject to Advisory FeeBased on Account PerformanceRegistered Investment Companies0/$00/$0Other Pooled Investment Vehicles1/$196.0 million0/$0Other Accounts1/$707.3 million1/$83.2 million*None of the Accounts has an advisory fee that is based on the performance of the account.Dollar value range of shares owned in the Fund: None.Thomas Scherr is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio managers’ experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund’s benchmark (i.e., Bloomberg US Corporate High Yield 2% Issuer Capped) and versus the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.As noted above, Mr. Scherr is also a portfolio manager for other accounts. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other accounts for which they are responsible when their compensation is calculated may be equal or can vary. A portion of the IPP score is based on Federated Hermes’ senior management’s assessment of team contributions.For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is greater than or equal to the weighting assigned to other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Mr. Scherr’s IPP score is based on the performance of the accounts for which she provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Fund, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various products managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Fund or other accounts for which the portfolio manager is responsible in calculating the portfolio manager’s compensation), and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.March 7, 2023Federated Hermes High Income Bond Fund, Inc.
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455919 (3/23)© 2023 Federated Hermes, Inc.